INVESTMENT SECURITIES - Investment assets in debt securities through OCI pledged as collateral (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - COP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 5,738,155	$ 6,988,500
Pledged in money market operations and pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	5,727,908	6,662,608
Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	5,112,809	6,223,448
Pledged in money market operations | Securities issued by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	869
Pledged in money market operations | Securities issued by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,157,382
Pledged in money market operations | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,603,797	6,116,290
Pledged in money market operations | Securities issued by other of the Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	43,602	24,554
Pledged in money market operations | Securities issued by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	143,554	42,068
Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	163,605	40,536
Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	615,099	439,160
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	615,099	439,160
Pledged as derivative collateral instruments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	10,247	158,850
Pledged as derivative collateral instruments | Securities issued by the Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 10,247	158,850
Other collaterals
Disclosure of financial assets [line items]
Financial assets pledged as collateral		167,042
Other collaterals | Securities issued by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral		$ 167,042